Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: January 10, 2024

Payment Date	1/16/2024
Collection Period Start	12/1/2023
Collection Period End	12/31/2023
Interest Period Start	12/15/2023
Interest Period End	1/15/2024

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$101,753,264.60	$30,058,511.47	$71,694,753.13	0.359372	Oct-24
Class A-2a Notes	$217,880,000.00	$—	$217,880,000.00	1.000000	Oct-26
Class A-2b Notes	$217,880,000.00	$—	$217,880,000.00	1.000000	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$1,030,303,264.60	$30,058,511.47	$1,000,244,753.13

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,124,486,296.38	$1,091,339,144.98	0.888011
YSOC Amount	$91,362,823.49	$88,274,183.56
Adjusted Pool Balance	$1,033,123,472.89	$1,003,064,961.42
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$101,753,264.60	5.66300%	ACT/360	$512,203.32
Class A-2a Notes	$217,880,000.00	5.91000%	30/360	$1,073,059.00
Class A-2b Notes	$217,880,000.00	5.92844%	ACT/360	$1,148,167.56
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$1,030,303,264.60			$5,089,944.72

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,124,486,296.38	$1,091,339,144.98
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,033,123,472.89	$1,003,064,961.42
Number of Receivables Outstanding	48,826	48,227
Weighted Average Contract Rate	5.13%	5.13%
Weighted Average Remaining Term (months)	54	53

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,722,600.05
Principal Collections	$32,996,723.22
Liquidation Proceeds	$186,540.19
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$37,905,863.46
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$37,905,863.46

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$937,071.91	$937,071.91	$—	$—	$36,968,791.55
Interest - Class A-1 Notes	$512,203.32	$512,203.32	$—	$—	$36,456,588.23
Interest - Class A-2a Notes	$1,073,059.00	$1,073,059.00	$—	$—	$35,383,529.23
Interest - Class A-2b Notes	$1,148,167.56	$1,148,167.56	$—	$—	$34,235,361.67
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$32,315,925.67
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$32,013,523.34
First Allocation of Principal	$—	$—	$—	$—	$32,013,523.34
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$31,968,631.17
Second Allocation of Principal	$4,698,303.18	$4,698,303.18	$—	$—	$27,270,327.99
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$27,225,435.82
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,955,435.82
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,910,543.65
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,640,543.65
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,640,543.65
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,820,335.36
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,820,335.36
Remaining Funds to Certificates	$1,820,335.36	$1,820,335.36	$—	$—	$—
Total	$37,905,863.46	$37,905,863.46	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$91,362,823.49
Increase/(Decrease)	$(3,088,639.93)
Ending YSOC Amount	$88,274,183.56

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,033,123,472.89	$1,003,064,961.42
Note Balance	$1,030,303,264.60	$1,000,244,753.13
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	15	$150,428.18
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	28	$186,540.19
Monthly Net Losses (Liquidation Proceeds)			$(36,112.01)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.28%
Current Collection Period			(0.04)%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$476,052.99
Cumulative Net Loss Ratio			0.04%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.10%	43	$1,092,433.41
60-89 Days Delinquent	0.01%	7	$140,087.95
90-119 Days Delinquent	0.01%	2	$80,145.76
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.12%	52	$1,312,667.12

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$70,917.51
Total Repossessed Inventory		5	$119,856.30

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		9	$220,233.71
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.00%
Preceding Collection Period			0.01%
Current Collection Period			0.02%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.64	0.06%	22	0.05%